Provisions (Details) £ in Thousands	Sep. 30, 2023 GBP (£) property	Dec. 31, 2022 GBP (£) property
Provisions [abstract]
Provisions | £	£ 1,260	£ 1,243
Number of leasehold properties subject to restore alterations | property	3	3